CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2019
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common shares
	Number	Amount

Balance as of December 31, 2017	172,516,829	$132.4
Corporate reorganization
Cancellation of common shares due to merger	(172,516,829)	(132.4)
Issuance of common shares	10,544,962	3,908.6
Reduction in paid-up capital	—	(2,588.1)
Balance as of December 31, 2018	10,544,962	$1,320.5
Issuance of common shares	166,203	153.3
Reduction in paid-up capital	—	(465.0)
Balance as of December 31, 2019	10,711,165	1,008.8